Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.791%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,669,156.22

Principal:
Principal Collections	$20,274,829.47
Prepayments in Full	$10,479,387.22
Liquidation Proceeds	$273,992.80
Recoveries	$125.00
Sub Total	$31,028,334.49
Collections	$33,697,490.71

Purchase Amounts:
Purchase Amounts Related to Principal	$121,836.40
Purchase Amounts Related to Interest	$626.31
Sub Total	$122,462.71

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,819,953.42

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,819,953.42
Servicing Fee	$770,630.81	$770,630.81	$0.00	$0.00	$33,049,322.61
Interest - Class A-1 Notes	$4,455.64	$4,455.64	$0.00	$0.00	$33,044,866.97
Interest - Class A-2a Notes	$216,441.67	$216,441.67	$0.00	$0.00	$32,828,425.30
Interest - Class A-2b Notes	$61,483.33	$61,483.33	$0.00	$0.00	$32,766,941.97
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$32,414,441.97
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$32,261,147.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,261,147.97
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$32,208,268.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,208,268.22
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$32,168,642.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,168,642.89
Regular Principal Payment	$40,902,819.16	$32,168,642.89	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$33,819,953.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,168,642.89
Total					$32,168,642.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$15,075,484.54	$68.40	$4,455.64	$0.02	$15,079,940.18	$68.42
Class A-2a Notes	$12,515,451.24	$45.78	$216,441.67	$0.79	$12,731,892.91	$46.57
Class A-2b Notes	$4,577,707.11	$45.78	$61,483.33	$0.61	$4,639,190.44	$46.39
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$32,168,642.89	$30.57	$880,679.72	$0.84	$33,049,322.61	$31.41

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$15,075,484.54	0.0684006	$0.00	0.0000000
Class A-2a Notes	$273,400,000.00	1.0000000	$260,884,548.76	0.9542229
Class A-2b Notes	$100,000,000.00	1.0000000	$95,422,292.89	0.9542229
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$846,805,484.54	0.8048487	$814,636,841.65	0.7742739

Pool Information
Weighted Average APR	3.397%	3.384%
Weighted Average Remaining Term	52.83	51.99
Number of Receivables Outstanding	41,406	40,643
Pool Balance	$924,756,973.07	$893,327,852.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$863,989,161.36	$834,723,538.86
Pool Factor	0.8225035	0.7945496

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$34,442,472.78
Yield Supplement Overcollateralization Amount	$58,604,313.89
Targeted Overcollateralization Amount	$87,425,187.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,691,011.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$279,074.43
(Recoveries)		3	$125.00
Net Loss for Current Collection Period			$278,949.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3620%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0704%
Second Prior Collection Period			0.1905%
Prior Collection Period			0.3257%
Current Collection Period			0.3682%
Four Month Average (Current and Prior Three Collection Periods)			0.2387%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		630	$790,056.17
(Cumulative Recoveries)			$325.00
Cumulative Net Loss for All Collection Periods			$789,731.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0702%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,254.06
Average Net Loss for Receivables that have experienced a Realized Loss			$1,253.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	275	$6,489,041.10
61-90 Days Delinquent	0.09%	30	$767,414.28
91-120 Days Delinquent	0.02%	9	$217,524.16
Over 120 Days Delinquent	0.02%	4	$184,102.31
Total Delinquent Receivables	0.86%	318	$7,658,081.85

Repossession Inventory:
Repossessed in the Current Collection Period		23	$625,703.57
Total Repossessed Inventory		32	$818,603.12

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0782%
Prior Collection Period			0.0918%
Current Collection Period			0.1058%
Three Month Average			0.0919%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1309%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2016
Payment Date	3/15/2016
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer